Loans and Allowance for Credit Losses - Schedule of Purchased Credit Impaired Loans Acquired (Detail) - CAD ($) $ in Millions	6 Months Ended	9 Months Ended
	Apr. 30, 2023	Jul. 31, 2023	Oct. 31, 2022
Disclosure In Tabular Form Of Purchased Credit Impairment Loans Acquired [Line Items]
Carrying value net of related allowance	$ 1,250,891	$ 1,248,554	$ 1,139,199
Bank of the West [Member] | Purchased credit impaired loans [member]
Disclosure In Tabular Form Of Purchased Credit Impairment Loans Acquired [Line Items]
Unpaid principal balance	491	369
Fair value adjustment	(152)	(121)
Carrying value net of related allowance	341	268
Bank of the West [Member] | Purchased credit impaired loans [member] | Gross carrying amount [member]
Disclosure In Tabular Form Of Purchased Credit Impairment Loans Acquired [Line Items]
Carrying value net of related allowance	339	248
Bank of the West [Member] | Purchased credit impaired loans [member] | Expected credit losses individually assessed [member]
Disclosure In Tabular Form Of Purchased Credit Impairment Loans Acquired [Line Items]
Stage 3 allowance	$ 2	$ 20